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CORSELL LAW GROUP Ltd.                                           www.corsell.com
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      ATTORNEYS  AT  LAW



November 14, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   INDUSTRY LEADERS FUND ("Registrant")
      File No. 333-62893
      File No. 811-08989

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, as filed electronically on November 1, 2005.

Should you have any questions or comments regarding this filing, please contact the undersigned at 610-891-1530.


Very truly yours,


Don E. Felice